Short-term investments	6 Months Ended
Jun. 30, 2023
Short-term investments
Short-term investments

4.Short-term investments

The Company’s short-term investments included structured notes with maturities of one year or less and investment in alternative investment fund, which is measured using the NAV per share as a practical expedient. The following is a summary of the Company’s short-term investments:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Structured notes	2,500	—	—
Investment in fund	61,855	63,056	8,696
Total short-term investments	64,355	63,056	8,696

For the six months ended June 30, 2022 and 2023, the Group recognized other income related to its structured notes RMB721 and RMB119 (US$16), respectively, in the consolidated statements of comprehensive loss.

For the six months ended June 30, 2022, and 2023, the Group recognized unrealized loss on fair value change of the investment of RMB(25,401) and RMB(1,027) (US$142) as other loss, net in the consolidated statements of comprehensive loss, respectively.